Interest-Bearing Liabilities - Additional Information (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Interest Bearing Liabilities [line items]
Interest-bearing liabilities	kr 33,125	kr 33,045
Financing cash flow	kr (4,077)	kr 5,478	kr (11,742)
Weighted average interest rate of long term debt	1.74%	1.68%
Derivatives designated as hedges [member]
Disclosure Of Interest Bearing Liabilities [line items]
Financing cash flow	kr 75	kr 201